Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Equity [Abstract]
Schedule of Share Capital

Issued share capital	2019	2018
Common stock (amounts in US$ ‘000)	59	60
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	59,167,584	60,483,447
Total common shares in issue	59,167,584	60,483,447

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Schedule of Outstanding Common Shares

		Shares	Shares
		issued	closing	US$(`000)
GeoPark common shares history	Date	(millions)	(millions)	Closing
Shares outstanding at the end of 2017			60.6	61
Stock awards	Dec 2018	0.1	60.7	61
Stock awards	Dec 2018	(0.2)	60.5	60
Shares outstanding at the end of 2018			60.5	60
Stock awards	Jan 2019	1.5	62.0	62
Buyback program	Mar 2019	(0.7)	61.3	61
Buyback program	Jun 2019	(2.3)	59.0	59
Stock awards	Jul 2019	1.5	60.5	60
Buyback program	Sep 2019	(1.2)	59.3	59
Buyback program	Dec 2019	(0.1)	59.2	59
Shares outstanding at the end of 2019			59.2	59